Legal entities (Details)	12 Months Ended
Dec. 31, 2025 shares
Magnum RFM Ice Cream Inc
Legal entities
Proportion of ownership interest in joint venture	50.00%
Ownership interest in joint venture, additional shares owned over stated ownership percentage	1
Selecta Wall's Land Corporation
Legal entities
Proportion of ownership interest in joint venture	50.00%
Direct ownership	40.00%
WS Holding, Inc
Legal entities
Percentage of ownership in associate	40.00%
Indirect ownership	10.00%
The Magnum Ice Cream Company Pakistan Limited
Legal entities
Percentage of ownership in subsidiary	99.35%
Magnum RFM Ice Cream Inc
Legal entities
Percentage of ownership in subsidiary	50.00%
Ownership interest in subsidiary, additional shares owned over stated ownership percentage	1